Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Statements of Financial Position

(In thousands, except for shares and per share data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	169,413	366,862	53,358
Other receivables and amounts due from subsidiaries and affiliates	1,641,554	1,119,686	162,852
Total current assets	1,810,967	1,486,548	216,210
Non-current assets:
Investment in subsidiaries	2,126,599	2,638,621	383,772
Investment in an affiliate	—	11,350	1,650
Total assets	3,937,566	4,136,519	601,632

LIABILITIES AND SHAREHOLDERS' EQUITY:
Current liabilities:
Other payables and accrued expenses	2,415	1,337,039	194,464
Amounts due to subsidiaries	58,100	27,969	4,068
Non-current liabilities:
Other Non-current liabilities	—	138,328	20,119
Total liabilities	60,515	1,503,336	218,651
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,300,191,084 and 1,301,951,084 as of December 31, 2017 and 2018, respectively)	9,571	9,583	1,394
Treasury stock	—	(1,156)	(168)
Additional paid-in capital	2,429,559	437,176	63,584
Retained earnings	1,779,746	2,280,870	331,739
Accumulated other comprehensive loss	(93,108)	(93,290)	(13,568)
Subscription receivables	(248,717)	—	—
Total equity	3,877,051	2,633,183	382,981
Total liabilities and shareholders' equity	3,937,566	4,136,519	601,632

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
General and administrative expenses	(9,938)	(4,435)	(6,973)	(1,014)
Interest income	8,271	2,229	10,624	1,545
Equity in earnings of subsidiaries and an affiliate	158,714	451,434	606,264	88,177
Net Income attributable to the Company's shareholders	157,047	449,228	609,915	88,708
Other comprehensive (loss) income: Foreign currency translation adjustments	2,177	(10,664)	(10,194)	(1,483)
Changes in fair value of short term investments	632	(632)	-	-
Share of other comprehensive gain (loss) of affiliates	(37,911)	1,263	(1,763)	(256)
Comprehensive income attributable to the Company's shareholders	121,945	439,195	597,958	86,969

Statements of Shareholders' Equity

(In thousands, except for shares)

	Share Capital		Additional	Treasury Stock			Accumulated Other
	Number of Share	Amounts	Paid-in Capital	Number of Share	Amounts	Retained Earnings	Comprehensive Loss	Subscription Receivables	Total
		RMB	RMB		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2016	1,155,059,526	8,592	2,454,244	—	—	1,173,471	(50,048)	(268,829)	3,317,430
Net income	—	—	—	—	—	157,047	—	—	157,047
Foreign currency translation	—	—	—	—	—	—	21,483	(19,306)	2,177
Exercise of share options	2,597,400	17	1,127	—	—	—	—	—	1,144
Share-based compensation	—	—	4,937	—	—	—	—	—	4,937
Acquisition of additional interests in a subsidiary	7,416,000	49	(174,779)	—	—	—	—	—	(174,730)
Disposal of subsidiaries	—	—	16,126	—	—	—	—	—	16,126
Changes in fair value of short term investments	—	—	—	—	—	—	632	—	632
Share of other comprehensive income in affiliates	—	—	—	—	—	—	(37,911)	—	(37,911)
Balance as of December 31, 2016	1,165,072,926	8,658	2,301,655	—	—	1,330,518	(65,844)	(288,135)	3,286,852
Net income	—	—	—	—	—	449,228	—	—	449,228
Foreign currency translation	—	—	—	—	—	—	(27,895)	17,231	(10,664)
Exercise of share options	69,118,158	458	64,488	—	—	—	—	—	64,946
Share-based compensation	—	—	—	—	—	—	—	—	—
Private placement	66,000,000	455	200,632	—	—	—	—	—	201,087
Subscription receipt	—	—	—	—	—	—	—	22,187	22,187
Distribution of dividend	—	—	(137,216)	—	—	—	—	—	(137,216)
Changes in fair value of short term investments	—	—	—	—	—	—	(632)	—	(632)
Share of other comprehensive loss in affiliates	—	—	—	—	—	—	1,263	—	1,263
Balance as of December 31, 2017	1,300,191,084	9,571	2,429,559	—	—	1,779,746	(93,108)	(248,717)	3,877,051
Net income	—	—	—	—	—	609,915	—	—	609,915
Foreign currency translation	—	—	—	—	—	—	1,581	(11,775)	(10,194)
Exercise of share options	1,760,000	12	3,274	—	—	—	—	—	3,286
Repurchase of ordinary shares from shareholder	—	—	(1,464,163)	150,000,000	(960)	—	—	—	(1,465,123)
Repurchase of ordinary shares from open market	—	—	(251,024)	28,475,480	(196)	—	—	—	(251,220)
Private placement	—	—	—	—	—	—	—	—	—
Subscription receipt	—	—	—	—	—	—	—	260,492	260,492
Distribution of dividend	—	—	(280,470)	—	—	(108,791)	—	—	(389,261)
Changes in fair value of short term investments	—	—	—	—	—	—	—	—	—
Share of other comprehensive income of affiliates	—	—	—	—	—	—	(1,763)	—	(1,763)
Balance as of December 31, 2018	1,301,951,084	9,583	437,176	178,475,480	(1,156)	2,280,870	(93,290)	—	2,633,183
Balance as of December 31, 2018 in US$	—	1,394	63,584	—	(168)	331,739	(13,568)	—	382,981

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	157,047	449,228	609,915	88,708
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(158,714)	(451,434)	(606,264)	(88,176)
Compensation expenses associated with stock options	4,937	—	—	—
Changes in operating assets and liabilities:
Other receivables	(9,290)	(6,489)	10,644	1,548
Other payables	3,506	(5,693)	1,326,440	192,923
Net cash used in operating activities	(2,514)	(14,388)	1,340,735	195,003
Cash flows (used in) generated from investing activities
Decrease in investment in subsidiaries and an affiliate	127,475	98,399	81,129	11,799
Advances to subsidiaries and affiliates	(122,885)	(38,609)	467,995	68,066
Decrease in advances to subsidiaries and affiliates	—	174,012	—	—
Net cash generated from investing activities	4,590	233,802	549,124	79,865
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	1,144	64,946	3,286	478
Proceeds of employee subscriptions	—	22,187	211,054	30,697
Dividends paid	—	(137,216)	(326,725)	(47,520)
Repurchase ordinary shares from open market	—	—	(251,220)	(36,538)
Repurchase ordinary shares from shareholder	—	—	(1,318,611)	(191,784)
Net cash generated from (used in) financing activities	1,144	(50,083)	(1,682,216)	(244,667)
Net increase in cash and cash equivalents	3,220	169,331	207,643	30,201
Cash and cash equivalents and restricted cash at beginning of year	5,349	10,746	169,413	24,640
Effect of exchange rate changes on cash and cash equivalents	2,177	(10,664)	(10,194)	(1,483)
Cash and cash equivalents and restricted cash at end of year	10,746	169,413	366,862	53,358

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2018, RMB2,977,988 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended December 31, 2016, 2017 and 2018.